Annual Total Returns - Fidelity Magellan K6 Fund [BarChart] - 03.31 Fidelity Magellan K6 Fund PRO -03 - Fidelity Magellan K6 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Magellan K6 Fund
Bar Chart Table:
Annual Return 2020	29.14%